Intangible Assets - Summary of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	$ 74,885
Ending Balance	73,149	$ 74,885
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	96,692	51,445
Acquisition	1,500	45,100
Additions	87	197
Dispositions	(73)	(50)
Ending Balance	98,206	96,692
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	21,807	1,297
Amortization	2,333	2,222
Impairment	935	18,288
Dispositions	(18)
Ending Balance	25,057	21,807
Brands and Trademarks
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	61,083
Ending Balance	61,453	61,083
Brands and Trademarks | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	80,400	41,445
Acquisition	1,500	38,950
Additions	0	55
Dispositions	0	(50)
Ending Balance	81,900	80,400
Brands and Trademarks | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	19,317	736
Amortization	195	293
Impairment	935	18,288
Dispositions	0
Ending Balance	20,447	19,317
Franchises Agreements
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	8,189
Ending Balance	6,939	8,189
Franchises Agreements | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	10,000	10,000
Acquisition	0	0
Additions	0	0
Dispositions	0	0
Ending Balance	10,000	10,000
Franchises Agreements | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	1,811	561
Amortization	1,250	1,250
Impairment	0	0
Dispositions	0
Ending Balance	3,061	1,811
Software
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	4,863
Ending Balance	4,007	4,863
Software | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	5,542	0
Acquisition	0	5,400
Additions	87	142
Dispositions	(73)	0
Ending Balance	5,556	5,542
Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	679	0
Amortization	888	679
Impairment	0	0
Dispositions	(18)
Ending Balance	1,549	679
Retail Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	750
Ending Balance	750	750
Retail Licenses | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	750	0
Acquisition	0	750
Additions	0	0
Dispositions	0	0
Ending Balance	750	750
Retail Licenses | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	0	0
Amortization	0	0
Impairment	0	0
Dispositions	0
Ending Balance	$ 0	$ 0